Summary Information Relating to Impaired Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	₨ 55,232.3	$ 732.6	₨ 50,378.2	₨ 41,683.2
Interest income recognized on impaired loans	₨ 10,160.5	$ 134.8	₨ 6,994.7	₨ 7,433.7